Average Annual Total Returns{- Franklin Strategic Income VIP Fund} - FTVIP Class 1-62 - Franklin Strategic Income VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 1 year	Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 5 years	Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	3.75%	4.58%	4.01%	7.51%	4.43%	3.84%	7.76%	5.40%	4.56%